Retirement benefits	12 Months Ended
Mar. 31, 2019
Employee Benefits [Abstract]
Retirement benefits
Retirement benefits
It is the policy of the Group to provide retirement benefits to all its South African, United Kingdom, United States, Brazilian, Romanian and Australian employees. All these retirement benefits are defined contribution plans and are held in separate trustee-administered funds. These plans are funded by members as well as company contributions. The South African plan is subject to the Pension Funds Act of 1956, the UK plan is subject to the United Kingdom Pensions Act 2008 and the Australian plan is subject to the Superannuation Guarantee Administration Act of 1992. In Brazil, the Group contributes to a mandatory state social contribution plan known as Regime Geral de Previdência Social (“RGPS”). In Romania there is a mandatory social security contribution paid to the state budget, as defined by the Pension Law (Law 263/2010) and the Fiscal Code (Law 227/2015). For the United States employees, a voluntary Internal Revenue Service section 401(k) tax-deferred defined contribution scheme is offered. The full extent of the Group’s liability, in respect of the retirement benefits offered, is the contributions made, which are charged to the income statement as they are incurred. The total Group contribution to such schemes in 2019 was R29.2 million (2018: R27.1 million, 2017: R29.4 million) (note 24).